Rental expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 40,284	$ 44,326	$ 49,891